UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

Deutsche Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2014 (Unaudited)

Deutsche Science and Technology Fund
(formerly DWS Technology Fund)
	Shares	Value ($)
Common Stocks 97.0%
Consumer Discretionary 4.1%
Household Durables 0.4%
Harman International Industries, Inc.	24,021	2,607,479
Internet & Catalog Retail 3.7%
Amazon.com, Inc.*	42,170	13,198,788
The Priceline Group, Inc.*	9,563	11,881,550

		25,080,338
Energy 1.5%
Energy Equipment & Services
Halliburton Co.	143,748	9,917,175
Financials 0.5%
Real Estate Investment Trusts
American Tower Corp. (REIT)	37,052	3,497,338
Health Care 7.4%
Biotechnology 2.9%
Biogen Idec, Inc.*	19,088	6,382,836
BioMarin Pharmaceutical, Inc.*	68,607	4,241,285
Gilead Sciences, Inc.*	60,951	5,580,064
Medivation, Inc.*	48,415	3,593,846

		19,798,031
Health Care Equipment & Supplies 1.1%
Thoratec Corp.*	121,730	3,956,225
Zeltiq Aesthetics, Inc.*	155,271	3,142,685

		7,098,910
Health Care Providers & Services 2.1%
Centene Corp.*	81,051	5,842,966
HCA Holdings, Inc.*	127,232	8,309,522

		14,152,488
Health Care Technology 1.3%
Cerner Corp.*	124,736	6,885,427
HealthStream, Inc.*	67,000	1,672,320

		8,557,747
Industrials 3.4%
Aerospace & Defense 0.9%
Boeing Co.	49,848	6,005,687
Construction & Engineering 0.7%
Primoris Services Corp.	193,486	4,620,446
Electrical Equipment 0.3%
Acuity Brands, Inc.	17,138	1,838,393
Machinery 1.2%
Altra Industrial Motion Corp.	156,114	4,894,174
WABCO Holdings, Inc.*	33,590	3,274,353

		8,168,527
Professional Services 0.3%
WageWorks, Inc.*	47,887	1,998,803
Information Technology 76.8%
Communications Equipment 5.3%
Cisco Systems, Inc.	265,897	6,708,581
Harris Corp.	46,784	3,193,944
Juniper Networks, Inc.*	146,014	3,437,170
Palo Alto Networks, Inc.*	58,668	4,743,894
QUALCOMM, Inc.	238,989	17,613,489

		35,697,078
Electronic Equipment, Instruments & Components 1.5%
Cognex Corp.*	31,873	1,306,156
TE Connectivity Ltd.	137,541	8,512,412

		9,818,568
Internet Software & Services 15.0%
Akamai Technologies, Inc.*	134,809	7,956,427
Cornerstone OnDemand, Inc.*	100,573	4,207,974
Criteo SA (ADR)*	92,008	2,738,158
E2open, Inc.*	82,587	1,336,258
eBay, Inc.*	119,263	6,297,086
Facebook, Inc. "A"*	290,088	21,074,893
Google, Inc. "A"*	31,993	18,541,543
Google, Inc. "C"*	32,566	18,614,726
IAC/InterActiveCorp.	100,931	6,782,563
LinkedIn Corp. "A"*	20,912	3,777,544
Saba Software, Inc.*	113,000	1,401,200
Tencent Holdings Ltd.	244,022	3,942,309
Yahoo!, Inc.*	103,058	3,690,507

		100,361,188
IT Services 12.9%
Accenture PLC "A"	123,653	9,803,210
Alliance Data Systems Corp.*	34,950	9,167,036
Automatic Data Processing, Inc.	76,730	6,238,916
Cardtronics, Inc.*	73,296	2,826,294
Cognizant Technology Solutions Corp. "A"*	208,044	10,204,558
Fidelity National Information Services, Inc.	182,303	10,281,889
MasterCard, Inc. "A"	123,641	9,167,980
MAXIMUS, Inc.	75,448	3,120,529
VeriFone Systems, Inc.*	141,405	4,738,482
Virtusa Corp.*	127,189	3,978,472
Visa, Inc. "A"	80,881	17,066,700

		86,594,066
Semiconductors & Semiconductor Equipment 9.0%
Avago Technologies Ltd.	55,784	3,870,294
Cavium, Inc.*	124,334	5,800,181
Freescale Semiconductor Ltd.*	80,407	1,609,748
Intel Corp.	136,077	4,611,649
Lam Research Corp.	73,844	5,169,080
MA-COM Technology Solutions Holdings, Inc.*	172,284	3,428,452
MaxLinear, Inc. "A"*	356,839	3,382,834
Microchip Technology, Inc.	72,386	3,258,818
Micron Technology, Inc.*	219,682	6,711,285
NXP Semiconductor NV*	73,720	4,596,442
Semtech Corp.*	117,742	2,629,179
Skyworks Solutions, Inc.	67,245	3,413,356
Spansion, Inc. "A"*	180,029	3,415,150
Texas Instruments, Inc.	145,485	6,728,681
Xilinx, Inc.	44,037	1,811,242

		60,436,391
Software 22.7%
Activision Blizzard, Inc.	432,504	9,679,440
Adobe Systems, Inc.*	146,421	10,119,155
Autodesk, Inc.*	85,907	4,583,139
Cadence Design Systems, Inc.*	306,070	5,151,158
Check Point Software Technologies Ltd.*	148,226	10,060,099
Citrix Systems, Inc.*	122,817	8,318,395
Concur Technologies, Inc.*	37,648	3,499,758
Imperva, Inc.*	106,340	2,357,558
Intuit, Inc.	101,718	8,337,825
Longtop Financial Technologies Ltd. (ADR) (a)	183,700	0
Microsoft Corp.	256,459	11,068,771
NetSuite, Inc.*	43,636	3,678,951
Oracle Corp.	580,947	23,464,449
Proofpoint, Inc.*	75,000	2,645,250
PTC, Inc.*	174,840	6,287,246
Red Hat, Inc.*	177,387	10,309,732
Salesforce.com, Inc.*	163,324	8,860,327
Splunk, Inc.*	59,313	2,788,897
Synopsys, Inc.*	104,262	3,937,976
Tableau Software, Inc. "A"*	46,482	3,021,330
Ultimate Software Group, Inc.*	36,804	4,965,228
VMware, Inc. "A"*	90,726	9,014,535

		152,149,219
Technology Hardware, Storage & Peripherals 10.4%
Apple, Inc.	386,331	36,921,654
EMC Corp.	205,835	6,030,965
Hewlett-Packard Co.	373,943	13,316,110
SanDisk Corp.	55,367	5,077,708
Western Digital Corp.	82,559	8,241,865

		69,588,302
Materials 2.2%
Chemicals
Dow Chemical Co.	128,855	6,580,625
Ecolab, Inc.	74,156	8,048,151

		14,628,776
Telecommunication Services 1.1%
Wireless Telecommunication Services
SBA Communications Corp. "A"*	71,792	7,676,719

Total Common Stocks (Cost $498,135,555)		650,291,669
Other Investments 0.3%
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	—	1,281,000
Adams Capital Management LP (3.6% limited partnership interest)* (b)	—	95,400
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (b)	—	376,500
Asset Management Association 1998 LP (3.5% limited partnership interest)* (b)	—	3,900
GeoCapital IV LP (2.9% limited partnership interest)* (b)	—	478,500

Total Other Investments (Cost $14,244,237)		2,235,300
Securities Lending Collateral 0.0%
Daily Assets Fund Institutional, 0.10% (c) (d) (Cost $30,000)	30,000	30,000
Cash Equivalents 4.0%
Central Cash Management Fund, 0.06% (c) (Cost $26,985,631)	26,985,631	26,985,631

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $539,395,423) †	101.3	679,542,600
Other Assets and Liabilities, Net	(1.3)	(9,029,192)

Net Assets	100.0	670,513,408

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $532,170,477.  At July 31, 2014, net unrealized appreciation for all securities based on tax cost was $147,372,123.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $175,532,497 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $28,160,374.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2014 amounted to $0, which is 0.00% of net assets.

(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to April 2008	4,116,717	1,281,000	0.19
Adams Capital Management LP**	August 2000 to November 2000	1,863,750	95,400	0.01
Alloy Ventures 2000 LP**	April 2000 to August 2007	4,106,496	376,500	0.06
Asset Management Association 1998 LP**	December 1998 to November 2001	2,496,671	3,900	0.00
GeoCapital IV LP**	April 1996 to March 2000	1,660,603	478,500	0.07
Total Restricted Securities		14,244,237	2,235,300	0.33

**	These securities represent venture capital funds.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)
Consumer Discretionary	$27,687,817	$—	$—	$27,687,817
Energy	9,917,175	—	—	9,917,175
Financials	3,497,338	—	—	3,497,338
Health Care	49,607,176	—	—	49,607,176
Industrials	22,631,856	—	—	22,631,856
Information Technology	510,702,503	3,942,309	—	514,644,812
Materials	14,628,776	—	—	14,628,776
Telecommunication Services	7,676,719	—	—	7,676,719
Other Investments	—	—	2,235,300	2,235,300
Short-Term Investments (e)	27,015,631	—	—	27,015,631

Total	$673,364,991	$3,942,309	$2,235,300	$679,542,600

There have been no transfers between fair value measurement levels during the period ended July 31, 2014.

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Science and Technology Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	9/22/2014